DISCLOSURES ABOUT FAIR VALUES OF FINANCIAL INSTRUMENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Fair Value Of Financial Instrument [Abstract]
DISCLOSURES ABOUT FAIR VALUES OF FINANCIAL INSTRUMENTS

Note 11 - Disclosures About Fair Values of Financial Instruments

GAAP requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practicable to estimate that value. Certain financial instruments and all nonfinancial instruments are excluded from the disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The carrying amounts and estimated fair values of the Company's financial instruments, all of which are held or issued for purposes other than trading, are as follows at March 31, 2019 and December 31, 2018:

	Carrying	Fair Value
(In thousands)	Amount	Level 1	Level 2	Level 3	Total

March 31, 2019
Financial assets:
Cash and cash equivalents	$23,726	$23,726	$-	$-	$23,726
Available-for-sale securities	49,662	-	49,662	-	49,662
Federal Home Loan Bank of Boston stock	3,515	3,515	-	-	3,515
Loans, net	859,269	-	-	852,305	852,305
Accrued interest receivable	3,171	-	3,171	-	3,171
Financial liabilities:
Deposits	775,277	-	-	775,554	775,554
Borrowings	79,942	-	79,984	-	79,984

December 31, 2018
Financial assets:
Cash and cash equivalents	$28,613	$28,613	$-	$-	$28,613
Available-for-sale securities	51,403	-	51,403	-	51,403
Federal Home Loan Bank of Boston stock	2,650	2,650	-	-	2,650
Loans, net	835,528	-	-	827,090	827,090
Accrued interest receivable	2,638	-	2,638	-	2,638
Financial liabilities:
Deposits	768,096	-	-	768,010	768,010
Borrowings	68,022	-	67,846	-	67,846

The carrying amounts of financial instruments shown above are included in the consolidated balance sheets under the indicated captions. Accounting policies related to financial instruments are described in Note 2.

Note 16 - Disclosures About Fair Values of Financial Instruments

GAAP requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practicable to estimate that value. Certain financial instruments and all nonfinancial instruments are excluded from the disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The carrying amounts and estimated fair values of the Company's financial instruments, all of which are held or issued for purposes other than trading, are as follows at December 31, 2018 and 2017:

	Carrying	Fair Value
(In thousands)	Amount	Level 1	Level 2	Level 3	Total

December 31, 2018
Financial assets:
Cash and cash equivalents	$28,613	$28,613	$-	$-	$28,613
Available-for-sale securities	51,403	-	51,403	-	51,403
Federal Home Loan Bank of Boston stock	2,650	2,650	-	-	2,650
Loans, net	835,528	-	-	827,090	827,090
Accrued interest receivable	2,638	-	2,638	-	2,638
Financial liabilities:
Deposits	768,096	-	-	768,010	768,010
Borrowings	68,022	-	67,846	-	67,846

December 31, 2017
Financial assets:
Cash and cash equivalents	$47,689	$47,689	$-	$-	$47,689
Available-for-sale securities	61,429	-	61,429	-	61,429
Federal Home Loan Bank of Boston stock	1,854	1,854	-	-	1,854
Loans, net	742,138	-	-	745,637	745,637
Accrued interest receivable	2,345	-	2,345	-	2,345
Financial liabilities:
Deposits	750,057	-	-	749,898	749,898
Borrowings	26,841	-	26,655	-	26,655

The carrying amounts of financial instruments shown above are included in the consolidated balance sheets under the indicated captions. Accounting policies related to financial instruments are described in Note 2.